Investment Managers Series Trust

235 West Galena Street

Milwaukee, Wisconsin 53212

March 5, 2018

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

Division of Investment Management

100 "F" Street, N.E.

Washington, DC 20549

Re:	Investment Managers Series Trust (the "Trust")

File Nos. 333-122901 and 811-21719

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectuses and Statement of Additional Information for the series EuroPac International Value Fund, EuroPac International Dividend Income Fund, EuroPac International Bond Fund, EP Emerging Markets Small Companies Fund and EuroPac Gold Fund (the "Funds") do not differ from that contained in Post-Effective Amendment No. 925 to the Trust's Registration Statement on Form N1-A. This Amendment was filed electronically on February 28, 2018.

If you have any questions or require further information, do not hesitate to contact the undersigned at (626) 914-2109.

Sincerely,

/s/ Joy Ausili

JOY AUSILI

Investment Managers Series Trust